BALANCE SHEETS	Sep. 30, 2020 USD ($)
Current assets:
Cash	$ 108,725
Other receivable	25,000
Total Current Assets	133,725
Deferred offering costs	88,645
TOTAL ASSETS	222,370
Current liabilities
Accrued expenses	1,000
Accrued offering costs	22,450
Promissory note - related party	175,000
Total Liabilities	198,450
Commitments and Contingencies
Stockholders' Equity
Common stock, $0.0001 par value; 5,000,000 shares authorized; 2,156,250 shares issued and outstanding(1)	216	[1]
Additional paid-in capital	24,784
Accumulated deficit	(1,080)
Total Stockholders' Equity	23,920
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 222,370

[1]	Includes up to 281,250 shares of common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.